Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

15. Income Taxes

Successor

        The Successor, a Delaware statutory trust, is a pass-through entity that is not subject to tax in the U.S. or Ireland. Rather, its beneficiaries AerCap Ireland Capital Limited and ILFC, are subject to tax. As the majority of the Successor's income and expense is subject to tax by AerCap Ireland Capital Limited, an Irish limited company, the Successor is presented as an Irish tax resident whose earnings are subject to Irish corporate income tax.

        The Successor's effective tax rate for the period beginning February 5, 2014 and ending December 31, 2014, was 15.6%. The Successor's effective tax rate is lower than the Predecessor's primarily due to the effect of the Reorganization, which resulted in the majority of the Successor's earnings now being taxed at the lower Irish income tax rate. See Note 3—AerCap Transaction.

        The following table presents Successor income before income taxes for the locations in which such pre-tax income was earned or incurred.

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
U.S.	$60,212
Ireland	752,894
Other non-U.S.	2,224

Total	$815,330

        The provision for income taxes is comprised of the following:

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Current:
Ireland	$229
U.S.	15,553
Other non-U.S.	488

16,270
Deferred:
Ireland	92,756
U.S.	18,413
Other non-U.S.	77

111,246

$127,516

        The net deferred tax liability consists of the following:

Successor
(Dollars in thousands)	December 31, 2014
Deferred Tax Liabilities:
Accelerated depreciation on flight equipment	$376,302
Intangibles	36,960
Other	16,709

Total deferred tax liabilities	$429,971

Deferred Tax Assets:
Estimated reimbursements of overhaul rentals	19,847
Rent received in advance	2,534
Derivatives	454
Accruals and reserves	26,532
Net operating loss carryforward and other tax attributes	256,522
Deferred losses	49,787
Other	1,683

Total deferred tax assets before valuation allowance	357,359

Valuation allowance	(61,933)

Total deferred tax assets after valuation allowance	$295,426

Net Deferred Tax Liability	$134,545

        As of December 31, 2014, before any valuation allowance, the Successor had a U.S. deferred tax asset of $66.5 million, including $3.2 million U.S. federal net operating losses, which expire in 2034. Due to the Reorganization, we do not expect to generate sufficient sources of taxable income to fully realize our deferred tax asset, and have recorded a $25.0 million partial valuation allowance.

        In addition, we have gross Irish net operating loss carryforwards of $1,749.9 million, as of December 31, 2014. Our Irish net operating loss carryforwards do not expire and were not impacted by the Reorganization. In Australia, because we do not expect to generate sufficient sources of taxable income to fully utilize our foreign net operating loss carryforwards and capital loss carryforward, we have recorded a valuation allowance against our entire deferred tax asset of $36.9 million as of December 31, 2014. Although it is reasonably possible that a change in the balance of our valuation allowance may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

        In making our assessment of the realization of the deferred tax assets, including net operating loss carryforwards, we considered all available evidence, including (i) the projected amount, nature and timing of the realization of deferred tax liabilities; (ii) current and projected taxable income; (iii) implications of the tax sharing agreement with AIG for the Predecessor; and (iv) tax planning strategies.

        The Successor is considered an Irish tax resident with a statutory tax rate of 12.5%. A reconciliation of the expected total provision at the statutory tax rate for income taxes to the amount recorded is as follows:

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Computed expected provision	$101,916
Other Foreign rate differential(a)	23,203
Other	2,397

Provision (benefit) for income taxes	$127,516

(a)	The foreign rate differential of includes earnings subject to U.S. federal and other non-Irish income taxes.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Unrecognized tax benefits at beginning of period	$5,421
Additions based on tax positions related to current period	7,027

Unrecognized tax benefits at end of period	$12,448

        Substantially all of the unrecognized tax benefits as of December 31, 2014, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition. The unrecognized tax benefits and interest accrued during the Predecessor periods remain with AIG.

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. Successor did not recognize any interest or penalties related to unrecognized tax benefits during the period beginning February 5, 2014 and ending December 31, 2014.

        We regularly evaluate adjustments proposed by taxing authorities. At December 31, 2014, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the United States and Ireland. The Successor's U.S. corporate subsidiaries will file their first U.S. federal income tax returns for tax year 2014, which is subject to examination. In Ireland, we are subject to examination for tax years from 2010 through 2013.

Predecessor

        The following tables present Predecessor income (loss) before income taxes by the U.S. and foreign location in which such pre-tax income (loss) income was earned or incurred.

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
U.S.	$128,105	$(644,050)	$19,835
Foreign	93,131	(152,434)	351,256

Total	$221,236	$(796,484)	$371,091

        Our foreign entities are generally treated as foreign disregarded entities of a U.S. corporation for U.S federal income tax purposes in the Predecessor period. Accordingly, the foreign income is also subject to U.S. federal income tax on a current basis.

        The provision (benefit) for income taxes is comprised of the following:

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
Current:
Federal	$(148,014)	$12,696	$23,859
State	(231)	1,284	(613)
Foreign	756	284	494

	(147,489)	14,264	23,740
Deferred:
Federal	202,933	(288,838)	(73,202)
State	1,374	(8,637)	(6,332)
Foreign	20,510	3,810	16,563

	224,817	(293,665)	(62,971)

	$77,328	$(279,401)	$(39,231)

        The Predecessor was included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Under the tax sharing agreement with AIG, Predecessor settled the current tax liability as if the Predecessor and its subsidiaries were each a separate standalone taxpayer. Thus, AIG credited the Predecessor to the extent the net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) were used in AIG's consolidated tax return and charged the Predecessor to the extent of the current tax liability (calculated on a separate return basis). Predecessor's tax sharing agreement with AIG was terminated upon consummation of the AerCap Transaction.

        The net deferred tax liability consists of the following:

Predecessor
(Dollars in thousands)	December 31, 2013
Deferred Tax Liabilities:
Accelerated depreciation on flight equipment	$4,723,639

Total deferred tax liabilities	$4,723,639

Deferred Tax Assets:
Straight-line rents	$35,315
Estimated reimbursements of overhaul rentals	312,689
Capitalized overhauls	92,325
Rent received in advance	86,558
Derivatives	3,211
Accruals and reserves	88,842
Net operating loss carryforward and other tax attributes	178,071
Investment in foreign subsidiaries	73,041
Other	14,871

Total deferred tax assets before valuation allowance	884,923

Valuation allowance	(15,736)

Total deferred tax assets after valuation allowance	$869,187

Net Deferred Tax Liability	$3,854,452

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. Predecessor adopted the standard prospectively on January 1, 2014. Prior to the adoption of the standard, U.S. federal net operating losses were generally presented gross of any unrecognized tax benefits and classified as deferred tax assets to the extent they exceeded the amount of the unrecognized tax benefit for that year. Due to the adoption of the standard, $127.4 million of Predecessor unrecognized tax benefits as of January 1, 2014 have been presented as a reduction of deferred tax assets for net operating losses instead of reported as a component within Current income taxes and other tax liabilities.

        Predecessor U.S. federal net operating losses were generally classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. On a separate tax return basis, Predecessor had U.S. federal gross net operating loss carryforwards of $779.9 million for December 31, 2013. Predecessor's U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2013, Predecessor also had gross foreign net operating loss carryforwards of $300.7 million. The foreign net operating loss carryforwards do not expire. In Australia, because Predecessor did not expect to generate sufficient sources of taxable income to fully utilize our foreign net operating loss carryforwards, Predecessor have recorded a valuation allowance of $15.7 million, as of December 31, 2013, resulting in a deferred tax asset, net of valuation allowance, of $0 million at December 31, 2013. Predecessor had U.S. foreign tax credits carryforwards which begin to expire in 2018 and certain state net operating loss carryforwards which begin to expire in 2026.

        In making our assessment of the realization of the deferred tax assets, including net operating loss carryforwards, we considered all available evidence, including (i) the projected amount, nature and timing of the realization of deferred tax liabilities; (ii) current and projected taxable income; (iii) implications of the tax sharing agreement with AIG for the Predecessor; and (iv) tax planning strategies.

        A reconciliation of the expected total provision at the statutory tax rate for income taxes to the amount recorded is as follows:

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
Computed expected provision at 35%	$77,433	$(278,769)	$129,882
State income tax, net of Federal	743	(4,780)	(4,514)
IRS audit adjustments and interest	1,044	(485)	(2,802)
Tax basis adjustment	—	914	(162,639)
Other	(1,892)	3,719	842

Provision (benefit) for income taxes	$77,328	$(279,401)	$(39,231)

        The Predecessor was periodically advised of certain IRS and other adjustments identified in AIG's consolidated tax return which were attributable to our operations. Under the tax sharing arrangement with AIG, the Predecessor provided a charge or credit for the effect of the adjustments and the related interest in the period we were advised of such adjustments and interest. The Predecessor recognized $1.0 million, $(0.5) million and $(2.8) million of IRS audit adjustments in the Consolidated Statement of Operations for the period beginning January 1, 2014 and ending May 13, 2014, and for the years ended December 31, 2013 and 2012, respectively.

        In May 2012, a decision in favor of a taxpayer was granted whereby the U.S. Court of Federal Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, the Predecessor adjusted its tax basis in certain flight equipment and recorded an income tax benefit of approximately $601 million and a corresponding reserve of $438.5 million for uncertain tax positions, resulting in a net tax benefit of $162.6 million.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
Unrecognized tax benefits at beginning of period	$809,009	$725,746	$256,586
Additions based on tax positions related to current period	27,376	88,326	480,927
Additions for tax positions of prior years	6,138	355	5,652
Reductions for tax positions of prior years	(1,737)	(5,418)	(17,419)

Unrecognized tax benefits at end of period	$840,786	$809,009	$725,746

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. Predecessor recognized $0.8 million, $8.5 million, and $2.7 million of interest, net of the federal benefit, in the Consolidated Statements of Operations for the period beginning January 1, 2014 and ending May 13, 2014, and for the years ended December 31, 2013 and 2012, respectively. At December 31, 2013, we had accrued $20.2 million for the payment of interest, net of the federal tax benefit. At December 31, 2013 and 2012, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the tax rate were $809.0 million and $725.7 million, respectively.

        We regularly evaluate adjustments proposed by taxing authorities. At May 13, 2014 and December 31, 2013, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the U.S. and Ireland. In the U.S., we were included in AIG's consolidated federal income tax return, which is currently under examination for tax years 2000 through 2006. The statute of limitation for all years prior to 2000 has expired for Predecessor consolidated federal tax return. In Ireland, we are subject to examination for tax years from 2009 through 2012.